INCOME TAXES - Additional Information (Detail)	12 Months Ended			12 Months Ended				48 Months Ended		24 Months Ended	36 Months Ended	12 Months Ended							3 Months Ended		12 Months Ended	24 Months Ended	12 Months Ended	36 Months Ended		12 Months Ended				24 Months Ended	36 Months Ended	3 Months Ended		24 Months Ended	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 Domestic Country	Dec. 31, 2011 Domestic Country Maximum	Dec. 31, 2011 Foreign Country	Dec. 31, 2011 Foreign Country Maximum	Dec. 31, 2011 Qualified HNTE After 2008	Dec. 31, 2011 Qualified HNTE Granted With Tax Holiday Before 2008 and Verified as Qualified HNTE After 2008	Dec. 31, 2007 Qualified Software Enterprise	Dec. 31, 2010 Qualified Software Enterprise	Dec. 31, 2007 Some Qualified Software Enterprise Before 2008	Dec. 31, 2011 Transitional EIT Rate	Dec. 31, 2010 Transitional EIT Rate	Dec. 31, 2009 Transitional EIT Rate	Dec. 31, 2008 Transitional EIT Rate	Dec. 31, 2012 Transitional EIT Rate Forecast	Dec. 31, 2012 Baidu, Inc. Forecast	Jun. 30, 2011 Baidu Online USD ($)	Jun. 30, 2011 Baidu Online CNY	Dec. 31, 2011 Baidu Online	Dec. 31, 2009 Baidu Online	Dec. 31, 2010 Baidu Online Key Software Enterprise	Dec. 31, 2011 Baidu Times	Dec. 31, 2008 Baidu Times	Dec. 31, 2011 Baidu China	Dec. 31, 2010 Baidu China	Dec. 31, 2009 Baidu China	Dec. 31, 2008 Baidu China	Dec. 31, 2007 Baidu China	Dec. 31, 2010 Baidu China	Jun. 30, 2011 Baidu Netcom USD ($)	Jun. 30, 2011 Baidu Netcom CNY	Dec. 31, 2011 Baidu Netcom	Dec. 31, 2012 Baidu Netcom Forecast	Dec. 31, 2011 Baidu HK	Dec. 31, 2011 Baidu Japan CNY	Dec. 31, 2011 Baidu Japan JPY (¥)
Income Taxes [Line Items]
Unified statutory income tax rate under current EIT law	25.00%	25.00%															25.00%	25.00%
A preferential enterprise income tax rate								15.00%	15.00%			15.00%									15.00%	15.00%	10.00%									15.00%	15.00%	15.00%	15.00%
Number of years of tax rate reduction subsequent to years of tax exemption											3 years													3 years							3 years
Number of years of tax exemption										2 years															3 years					2 years
Applicable statutory enterprise income tax rates from tax reduction on transitional tax rates																										24.00%	11.00%	10.00%	9.00%
Reduction rate on applicable enterprise income tax rates											50.00%													50.00%							50.00%
Transitional enterprise income tax rates													24.00%	22.00%	20.00%	18.00%										24.00%
Income tax deduction in connection with over-accrued (or over-paid) provisional tax																			$ 12,950,000	81,500,000												$ 3,480,000	21,930,000
Statutory withholding tax rate to which dividends paid by a FIE to any of its foreign non-resident enterprise investors are subject under current EIT law	10.00%	10.00%
Special withholding tax rate to which dividends paid by a FIE to any of its foreign non-resident enterprise investors are subject under current EIT law																																				5.00%
Minimum paid-in capital required for a specified Japan national income tax rate																																						100,000,000
A specified Japan national income tax rate																																					30.00%	30.00%
Valuation allowances on the related net deferred tax assets	40,503,000	254,919,000	179,959,000																																		226,450,000
Net Operating Loss Carryforwards	$ 116,640,000	734,100,000
Beginning expiration year of net operating loss				2017		2015
Time period that tax authorities could conduct examinations of entity's tax filings					5 years		7 years
Tax years remain open to examination by respective taxing jurisdictions				tax years 2007-2011		tax years 2007-2011